Common Stock - Summary of Changes in Number of Issued Shares of Common Stock (Detail) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Class of Stock [Line Items]
Balance at beginning of fiscal year	2,513,757,794	2,539,249,894
Cancellation of common stock	23,909,200	25,492,100
Balance at end of fiscal year	2,489,848,594	2,513,757,794